Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Disclosure of analysis of financial performance and cash-flows from discontinued operations
a) Financial Performance

	Year ended December 31,
	2021	2022	2023
Revenue and other income
Revenue from collaboration and licensing agreements	926	194	—
Sales	874	22	—
Total revenue and other income	1,800	216	—
Operating expenses
Research and development expenses	(624)	—	—
Selling, general and administrative expenses	(8,507)	(346)	—
Impairment of intangible assets	—	—	—
Total operating expenses	(9,131)	(346)	—
Net income (loss) from distribution agreements	—	—	—
Operating income (loss)	(7,331)	(131)	—
Financial income	—	—	—
Financial expenses	—	—	—
Net financial income (loss)	—	—	—
Net income (loss) before tax	(7,331)	(131)	—
Income tax expense	—	—	—
Net income (loss) from discontinued operations	(7,331)	(131)	—
) Cash-Flows

	Year ended December 31,
	2021	2022	2023
Net cash generated from / (used in) operating activities	(3,552)	(5,097)	—
Net cash generated from / (used in) investing activities	—	—	—
Net cash generated from / (used in) financing activities	—	—	—
Net cash flows from discontinued operations	(3,552)	(5,097)	—